T. ROWE PRICE Tax-Free Short-Intermediate Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.1%
ALABAMA  4.5%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,390 8,647
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,733
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  7,855 8,490
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  6,285 6,805
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,289
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 10,198
Southeast Energy Auth., Series E, 5.00%, 10/1/30  5,000 5,381
60,543
ALASKA  0.2%
Alaska HFC, Veterans Mortgage Program, 3.55%, 6/1/33  1,175 1,179
Alaska HFC, Veterans Mortgage Program, 3.60%, 12/1/33  1,060 1,070
2,249
ARIZONA  2.2%
Arizona IDA, Equitable School Revolving Fund, Series 2019A,
5.00%, 11/1/29  1,005 1,057
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/29  4,645 4,923
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,241
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  9,845 10,273
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,335 1,355
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 4,085 4,152
Maricopa County IDA, Banner Health, 5.00%, 1/1/35  2,375 2,425
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  1,275 1,371
Phoenix Civic Improvement, Senior Lien, 5.00%, 7/1/31 (1) 1,795 1,882
Phoenix Civic Improvement, Senior Lien, 5.00%, 7/1/32 (1) 1,585 1,656
30,335
CALIFORNIA  4.5%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,610 6,981
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.49%, 12/1/50 (Tender 6/1/26)  1,175 1,173

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  9,370 9,454
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (1) 3,350 3,658
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,277
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/30 (1) 5,000 5,443
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (1) 1,960 2,036
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/28  10,000 10,738
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.565%, 7/1/27  1,460 1,462
Sacramento County Airport System Revenue, Series C, 5.00%,
7/1/30 (1) 1,785 1,870
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (1) 3,500 3,741
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (1) 9,250 9,704
60,537
COLORADO  5.5%
Colorado, Series A, COP, 5.00%, 12/15/28  9,255 9,921
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,635
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/60 (Tender 11/15/30)  2,000 2,178
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 550
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  9,020 9,048
Colorado HFA, CommonSpirit Health, Series A, 5.00%, 8/1/27  1,010 1,041
Colorado HFA, CommonSpirit Health, Series A, 5.00%, 9/1/29  4,375 4,665
Colorado Housing & Fin. Auth., Series I-2, Class I, 3.25%,
4/1/29  2,000 2,000
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  1,925 1,935
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 3,840 4,134
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,478
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/27 (1) 5,000 5,194
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (1) 7,335 7,751
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/31 (1) 5,085 5,347
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,972
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (1) 2,000 2,149

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (2) 2,500 2,249
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (3) 200 209
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (3) 200 213
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (3) 200 217
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (3) 300 331
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (3) 275 308
Regional Transportation Dist. Sales Tax Revenue, Series B,
5.00%, 11/1/33  2,000 2,080
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,618
74,223
CONNECTICUT  3.0%
Connecticut, Series A, GO, 5.00%, 3/15/31  2,275 2,551
Connecticut, Series A, GO, 5.00%, 4/15/32  1,515 1,632
Connecticut, Series B, GO, 5.00%, 12/1/29  2,040 2,231
Connecticut, Series B, GO, 5.00%, 12/1/30  3,070 3,426
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,396
Connecticut Housing Fin. Auth., Series D-2, VRDN, 3.10%,
11/15/64 (Tender 11/15/28)  2,140 2,134
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 5.00%, 5/1/26  5,000 5,050
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48
(Tender 2/10/26)  2,500 2,498
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49
(Tender 7/1/27)  3,220 3,217
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  7,115 7,566
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,500 2,498
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,304
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,890
41,393
DELAWARE  0.1%
Delaware Economic Dev. Auth., Delmarva power & Light
Project, Series A, 3.60%, 1/1/31  1,000 1,031
1,031
DISTRICT OF COLUMBIA  3.0%
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,560 1,603
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  1,995 2,046
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,105 2,158
Dist. of Columbia, Housing Fin. Agency, Belmont Crossing
Phase II, Series B, VRDN, 5.00%, 3/1/29 (Tender 2/1/28)  2,325 2,412

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dist. of Columbia, Housing Fin. Agency, Rhode Island
Apartment Project, Series A, 5.00%, 3/1/28  1,650 1,717
Metropolitan Washington Airports Auth., Aviation Revenue,
5.00%, 10/1/34 (1) 1,250 1,286
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2018A, 5.00%, 10/1/29 (1) 4,295 4,528
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 8,750 9,070
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (1) 5,000 5,363
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/33 (1) 4,160 4,682
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/36 (1) 2,940 3,049
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/31  2,190 2,266
40,180
FLORIDA  3.9%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,225
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,310 6,362
Broward County Airport System, Series A, 5.00%, 10/1/28 (1) 2,330 2,456
Broward County Airport System, Series B, 5.00%, 10/1/28 (1) 1,980 2,087
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/30 (3) 1,920 2,107
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/32  2,525 2,819
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (3) 2,750 2,852
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/27  10,000 10,368
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/30  5,000 5,174
Greater Orlando Aviation Auth., 5.00%, 10/1/30 (1) 3,900 4,264
Marion County School Board, COP, 5.00%, 6/1/27 (3) 1,000 1,032
Marion County School Board, COP, 5.00%, 6/1/28 (3) 2,750 2,895
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 209
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,260
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  1,240 1,246
52,361

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
GEORGIA  5.1%
Atlanta Beltline Project, Series D, 5.00%, 1/1/30  1,055 1,079
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/36 (1) 1,750 1,959
Atlanta Urban Residential Fin. Auth., VRDN, 3.40%, 2/1/29
(Tender 2/1/28)  1,275 1,286
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 5,967
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,024
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,926
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,002
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,850 1,856
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.80%, 10/1/32 (Tender 5/21/26)  800 803
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.875%, 10/1/32 (Tender 3/6/26)  2,225 2,230
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,390 2,442
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,182
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,188
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,556
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,029
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,010 8,101
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,000 1,058
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  1,690 1,812
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  15,905 16,220
Monroe County Dev. Auth., Georgia Power Plant Scherer
Project, VRDN, PCR, 3.35%, 11/1/48 (Tender 3/27/30)  1,000 1,004
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/32  830 881
Municipal Electric Auth. of Georgia, Project 1, Series 2016A,
5.00%, 1/1/28  2,000 2,026
Municipal Electric Auth. of Georgia, Project 1, Series 2021A,
5.00%, 1/1/32  2,175 2,428
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/29  875 933
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  3,000 3,256
69,248

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
HAWAII  0.4%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,608
Hawaii, Series FT, GO, 5.00%, 1/1/31  3,105 3,259
5,867
ILLINOIS  5.2%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (1) 5,000 5,259
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 9,000 9,599
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 3,000 3,242
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/27 (1) 7,500 7,648
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/30 (1) 2,000 2,035
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/31  4,910 5,454
Illinois, GO, 5.00%, 1/1/28  2,010 2,013
Illinois, GO, 5.00%, 2/1/29  4,555 4,656
Illinois, GO, 5.00%, 2/1/30  2,750 2,974
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,243
Illinois, Series B, GO, 5.00%, 3/1/27  2,000 2,051
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,308
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,135
Illinois, Series C, GO, 5.00%, 11/1/29  4,505 4,666
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,667
Illinois Fin. Auth., Rush Univ. System For Health, Series A,
5.00%, 11/15/30  4,000 4,297
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  5,940 6,107
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 829
71,183
INDIANA  0.2%
Indiana Fin. Auth., Indiana Univ. Health, Series D-1, VRDN,
5.00%, 10/1/64 (Tender 10/1/29)  2,700 2,884
2,884
KENTUCKY  1.2%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 551
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,093
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,490
16,134
LOUISIANA  0.7%
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,009

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,627
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)  600 596
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  2,970 2,955
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN,
3.30%, 6/1/37 (Tender 7/3/28)  3,020 3,026
9,213
MAINE  0.1%
Maine Turnpike Auth., 5.00%, 7/1/30  1,000 1,105
1,105
MARYLAND  4.0%
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  1,940 1,952
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/27  3,000 3,126
Maryland, GO, 5.00%, 8/1/31  9,725 10,325
Maryland CDA, Series C, 1.30%, 3/1/28  920 869
Maryland CDA, Series C, 2.70%, 9/1/34  1,000 921
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,405 1,410
Maryland DOT, Series A, 5.00%, 8/1/30 (1)(3) 725 787
Maryland DOT, Series A, 5.00%, 8/1/31 (1)(3) 715 788
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  6,990 7,192
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,280 1,282
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,557
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,262
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  7,815 7,963
Montgomery County, Series A, GO, 5.00%, 8/1/27  2,000 2,082
Montgomery County, Series A, GO, 5.00%, 10/1/28  5,000 5,348
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,542
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,755 1,830
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/27  1,860 1,929
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/29  1,720 1,867
55,032

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MASSACHUSETTS  1.6%
Massachusetts Dev. Fin. Agency, Harvard Univ., Series A-1,
VRDN, 5.00%, 5/15/55 (Tender 5/13/32)  6,000 6,826
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series A-3, 3.75%, 6/1/29  5,635 5,735
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,405
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series C-3, 3.15%, 6/1/30 (4) 2,850 2,854
21,820
MICHIGAN  2.7%
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series A, 5.00%, 7/1/30  4,140 4,573
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series A, 5.00%, 7/1/31  6,275 7,062
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series B, 5.00%, 7/1/29  5,000 5,411
Michigan Fin. Auth., Series A-1, 5.00%, 7/20/26  5,000 5,073
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,130 4,215
Michigan State HDA, Series A-1, 3.55%, 10/1/31  4,000 4,001
Michigan State HDA, HOM Flats At 28 West Project, VRDN,
2.70%, 10/1/43 (Tender 10/1/28)  2,875 2,831
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.00%, 11/15/35  2,210 2,466
Wayne County Airport Auth., Series G, 5.00%, 12/1/27
(Prerefunded 12/5/25) (5) 425 425
36,057
MINNESOTA  0.3%
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (1) 3,500 3,758
3,758
MISSISSIPPI  0.1%
Mississippi Business Fin., Chevron USA Project, Series C,
VRDN, 2.90%, 11/1/35  525 525
Warren County, Int'l. Paper Project, 4.00%, 9/1/32  450 463
988
MISSOURI  0.9%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  12,000 12,599
12,599

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEBRASKA  0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,046
2,046
NEVADA  0.4%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 3,000 3,093
Sparks Tourism Improvement Dist. No. 1, Legends At Sparks
Marina, 3.875%, 6/15/28  1,675 1,675
4,768
NEW JERSEY  4.4%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  1,150 1,209
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  2,000 2,025
New Jersey Housing & Mortgage Fin. Agency, 701 Newark
Avenue Project, Series E, VRDN, 3.15%, 12/1/43 (Tender
12/1/28)  1,650 1,649
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 835
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,187
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,671
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,445
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 210
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  7,630 8,167
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/31  5,050 5,626
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/31  5,000 5,571
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,121
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  3,775 3,863
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  2,600 2,723
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/27  14,280 14,786
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,096
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,555 1,635
59,819
NEW YORK  8.3%
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/30 (3) 2,100 2,338
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/31 (3) 2,775 3,143
Dormitory Auth. of the State of New York, Series C, 5.00%,
3/15/35  1,250 1,310

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,250 1,234
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 7,016
New York City, Series A, GO, 5.00%, 8/1/30  2,830 3,112
New York City, Series B-1, GO, 5.00%, 8/1/29  1,710 1,846
New York City, Series B-1, GO, 5.00%, 10/1/31  1,000 1,080
New York City, Series D, GO, 5.00%, 4/1/31  2,045 2,274
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,059
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/64 (Tender 7/2/29)  3,030 3,036
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  4,000 4,011
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,510 2,544
New York City Housing Dev., Sustainable Dev. Bonds,
Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)  3,080 3,093
New York City Transitional Fin. Auth., Future Tax Secured,
Series B-1, 5.25%, 11/1/35  2,745 3,139
New York City Transitional Fin. Auth., Future Tax Secured,
Series C-1, 5.00%, 2/1/37  2,245 2,466
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 5/1/28  4,465 4,724
New York City Transitional Fin. Auth., Future Tax Secured,
Series J-1, 5.00%, 11/1/30  2,000 2,226
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  1,100 1,116
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,725 5,727
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 2.50%, 11/1/60 (Tender 5/1/27)  1,300 1,285
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.35%, 6/15/54 (Tender 6/15/29)  1,000 1,002
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  6,000 6,059
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.35%, 12/15/54 (Tender 12/15/29)  2,130 2,136
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.60%, 11/1/64 (Tender 5/1/29)  4,040 4,064
New York State Housing Fin. Agency, Sustainability Bonds,
Series C-2, VRDN, 3.30%, 5/1/65 (Tender 5/1/30)  2,700 2,707
New York State Housing Fin. Agency, Sustainability Bonds,
Series D-2, VRDN, 3.375%, 5/1/65 (Tender 11/1/31)  5,000 4,982
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 445 445

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (1) 7,000 7,118
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 7,450 7,705
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 2,350 2,445
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/33 (1) 1,325 1,375
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (1) 5,000 4,952
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/28 (1) 7,675 8,069
Port Auth. of New York & New Jersey, Series 249, 5.00%,
10/15/34 (1) 1,300 1,471
112,309
NORTH CAROLINA  2.4%
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/28  650 689
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/29  800 866
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/30  850 939
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  7,000 7,785
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,720 12,416
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  6,250 6,268
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/26  490 491
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 490
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/27  1,100 1,129
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (1) 1,400 1,438
32,511
OHIO  1.0%
Allen County Hosp. Fac. Revenue, Series A, 5.00%, 8/1/30  4,260 4,452
Columbus, Series A, GO, 5.00%, 4/1/31  3,570 4,013
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 150
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  2,025 2,013
Ohio, Univ. Hosp. Health System, Series A, 5.00%, 1/15/29  3,360 3,549
14,177
OKLAHOMA  0.1%
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (6) 700 727

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (6) 1,025 1,085
1,812
OREGON  1.5%
Oregon, Article XI-G Project, Series G, GO, 5.00%, 8/1/31  400 454
Oregon, Article XI-Q Project, Series A, GO, 5.00%, 5/1/33  1,175 1,210
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/30  1,830 2,028
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/31  1,650 1,825
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/35  2,400 2,620
Port of Portland, Airport Revenue, Series 24B, 5.00%,
7/1/28 (1) 2,240 2,285
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/28 (1) 3,330 3,505
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,515 6,968
20,895
PENNSYLVANIA  0.6%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(3) 1,400 1,479
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 552
Bucks County IDA, 5.00%, 7/1/26  450 454
Bucks County IDA, 5.00%, 7/1/27  475 486
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/31  5,000 5,638
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 2.85%, 7/1/54  100 100
8,709
PUERTO RICO  6.3%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (7) 6,800 7,030
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (7) 5,000 5,208
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (7) 1,250 1,280
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 19,878
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,460
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,668 6,239
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 460
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 893

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,858
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  6,883 6,524
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,000 885
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,736
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 4,951
85,402
RHODE ISLAND  0.0%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 452
452
SOUTH CAROLINA  0.7%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,645 1,784
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, Series B-1, VRDN, 5.00%, 11/1/55 (Tender 11/1/30)  2,900 3,169
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/33  575 601
South Carolina Public Service Auth., Series B, 5.00%, 12/1/28  1,000 1,067
South Carolina Public Service Auth., Series B, 5.00%, 12/1/29  1,000 1,085
South Carolina Public Service Auth., Series B, 5.00%, 12/1/30  1,195 1,319
South Carolina Public Service Auth., Series B, 5.00%, 12/1/31  700 783
9,808
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford, Series C-2, VRDN, 5.00%,
11/1/51 (Tender 11/1/32)  1,650 1,829
1,829
TENNESSEE  1.1%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,644
Ind. Dev. Board Of The City Of Kingsport Tennessee,
Stonecrest Apartments Project, VRDN, 2.95%, 9/1/29 (Tender
9/1/28)  3,750 3,734
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,398
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 710
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,049
14,535

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
TEXAS  11.4%
Austin Airport System, 5.00%, 11/15/27 (Prerefunded
1/6/26) (1)(5) 1,780 1,783
Austin Airport System, Series B, 5.00%, 11/15/28 (1) 2,255 2,374
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,506
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,770
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/29  2,500 2,718
Board of Regents of the Univ. of Texas System, Series C,
5.00%, 8/15/31  1,000 1,131
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,623
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,703
Central Texas Regional Mobility Auth., Series B, 5.00%,
1/1/28 (4) 1,150 1,200
Central Texas Regional Mobility Auth., Series B, 5.00%,
1/1/29 (4) 2,130 2,264
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,331
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,917
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,096
Clifton Higher Ed. Fin., International Leadership, Series A,
5.00%, 2/15/31  4,395 4,828
Cypress-Fairbanks Independent School Dist., GO, 5.00%,
2/15/30  7,000 7,671
Cypress-Fairbanks Independent School Dist., Series 2019, GO,
5.00%, 2/15/30  1,750 1,876
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/29) (1) 3,000 3,173
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/32) (1) 5,000 5,470
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,067
Forney Independent School Dist., GO, 5.00%, 8/15/36  1,500 1,737
Harris County, GO, 5.00%, 9/15/29  1,370 1,486
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,942
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 2.80%,
12/1/25  250 250
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  7,040 7,185
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,531
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,801
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,113

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,440 2,544
Harris County Health Fac. Dev., Methodist Hosp., Series A-1,
VRDN, 2.85%, 12/1/41  515 515
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,271
Houston Airport System Revenue, United Airlines, Series B,
5.25%, 7/15/29 (1)(4) 3,850 4,026
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (3)(8) 6,000 6,000
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/27  2,500 2,616
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,634
Humble Independent School Dist., GO, 5.00%, 2/15/36  2,880 3,189
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 540 540
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1) 1,400 1,455
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,804
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,026
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/28  3,200 3,354
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/31  1,775 2,000
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/30  3,135 3,472
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(7) 500 499
Tarrant County Cultural Ed. Fac. Fin., Ascension Senior
Credit Group, Series C-1, VRDN, 5.00%, 11/15/51 (Tender
11/15/32) (4) 4,250 4,739
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  3,650 3,672
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series C, VRDN, 5.00%, 11/15/64 (Tender 11/15/32)  3,500 3,888
Texas A&M Univ., Series A, 5.00%, 5/15/27  2,000 2,070
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,058
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  6,745 6,869
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  2,500 2,502
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,429
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,511
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/31  3,470 3,584
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  3,000 3,117

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,559
155,489
UTAH  1.6%
Downtown Revitalization Public Infrastructure Dist., Seg Redev.
Project, Series A, 5.00%, 6/1/30 (3) 700 766
Downtown Revitalization Public Infrastructure Dist., Seg Redev.
Project, Series A, 5.00%, 6/1/31 (3) 1,250 1,391
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,026
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,070
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (1) 2,000 2,099
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (1) 2,610 2,640
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 2,500 2,576
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/29 (1) 1,350 1,441
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,136
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 4,860 5,055
22,200
VIRGINIA  6.6%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,329
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,122
Fairfax County, Series A, GO, 5.00%, 10/1/29  2,930 3,026
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  3,170 3,277
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,662
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,436
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,158
Hampton Roads Sanitation Dist., Series A, 5.00%, 7/15/26  2,775 2,817
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/27  3,425 3,584
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/28  3,260 3,491
Louisa IDA, Virginia Electric & Power Project, Series A, VRDN,
PCR, 3.65%, 11/1/35 (Tender 10/1/27)  2,975 3,006
Louisa IDA, Virginia Electric & Power Project, Series B, VRDN,
PCR, 3.125%, 11/1/35 (Tender 10/1/30)  1,200 1,203
Norfolk, Series A, GO, 5.00%, 9/1/36  4,595 5,014
Prince William County Service Auth., 5.00%, 7/15/30  500 555
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,151
Virginia HDA, Series A, 3.25%, 9/1/29  820 822
Virginia HDA, Series E, 2.90%, 10/1/29  6,250 6,133
Virginia HDA, Series E, 3.00%, 4/1/29  3,000 3,003
Virginia HDA, Series E, 3.15%, 1/1/31  1,020 1,020
Virginia HDA, Series G, VRDN, 3.125%, 7/1/56 (Tender 4/1/27)  5,000 5,000

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia HDA, Series H, 3.625%, 6/1/29  2,550 2,555
Virginia Public School Auth.,  School Technology & Security
Notes, Series XIII, 5.00%, 4/15/29  5,000 5,399
Virginia Resources Auth. Clean Water Revolving Fund, 5.00%,
10/1/28  4,400 4,703
Virginia Small Business Fin. Auth., Senior Lien, 4.00%,
1/1/30 (1) 3,250 3,309
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,000 3,035
89,810
WASHINGTON  2.9%
Energy Northwest, Series A, 5.00%, 7/1/27  5,470 5,544
Energy Northwest, Series A, 5.00%, 7/1/28  2,940 3,123
Energy Northwest, Series A, 5.00%, 7/1/31  1,100 1,242
Energy Northwest, Project 1, Series B, 5.00%, 7/1/27  3,500 3,637
King County Sewer Revenue, Series A, 5.00%, 7/1/27  5,000 5,195
Port of Seattle, Series B, 5.00%, 7/1/29 (1) 6,150 6,569
Port of Seattle, Series C, 5.00%, 8/1/28 (1) 3,000 3,156
Washington, Series C, GO, Zero Coupon, 6/1/28 (9) 2,670 2,494
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,140
Washington, Series E, GO, 5.00%, 6/1/30  1,385 1,515
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/30 (6)(7) 300 320
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/31 (6)(7) 500 541
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/32 (6)(7) 750 817
39,293
WEST VIRGINIA  0.3%
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/26 (3)(4) 500 505
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/27 (3)(4) 300 308
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/28 (3)(4) 285 299
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/29 (3)(4) 425 452
West Virginia Economic Dev. Auth., Appalachian Power Amos
Project, Series A, VRDN, 3.30%, 1/1/41 (Tender 9/1/28) (1) 3,175 3,196
4,760
WISCONSIN  0.8%
Wisconsin, Series 2, GO, 5.00%, 11/1/27  295 305
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  3,500 3,740

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series B, VRDN, 3.10%, 11/1/56 (Tender 11/1/28)  3,595 3,582
Wisconsin Housing & Economic Dev. Auth., Home Ownership
Revenue, Series C, 3.25%, 3/1/28  2,850 2,858
10,485
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.02% (10)(11) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities  100.1%
(Cost $1,340,633) $ 1,359,850
Other Assets Less Liabilities (0.1)% (975)
Net Assets 100.0% $ 1,358,875
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Assured Guaranty Incorporated
(4) When-issued security
(5) Prerefunded date is used in determining portfolio maturity.
(6) Insured by Build America Mutual Assurance Company
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,695 and represents 1.2% of net assets.
(8) Escrowed to maturity
(9) Insured by AMBAC Assurance Corporation
(10) Seven-day yield
(11) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority

T. ROWE PRICE Tax-Free Short-Intermediate Fund

.
.
.
.
.
.
.
.
.
.
HFC Housing Finance Corporation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
2/28/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 1 ¤ ¤ $ 1 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Tax-Free Short-Intermediate Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length

T. ROWE PRICE Tax-Free Short-Intermediate Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,359,849 $ — $ 1,359,849
Short-Term Investments 1 — — 1
Total $ 1 $ 1,359,849 $ — $ 1,359,850

T. ROWE PRICE Tax-Free Short-Intermediate Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F56-054Q3 11/25